GENERAL AND ADMINISTRATIVE EXPENSES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

11. GENERAL AND ADMINISTRATIVE EXPENSES

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Bank service charges	1,930	1,544	4,796	4,082
Filing and registration fees	12,172	18,933	53,130	41,004
Foreign exchange	-	725	-	825
Insurance	24,261	20,008	68,551	42,987
Office maintenance	10,349	7,961	35,794	19,435
Payroll	18,759	16,278	51,813	18,535
Regulatory fees	-	-	7,286	3,842
Rent	4,500	4,500	13,500	12,300
Travel	7,749	14,485	31,288	48,325
	79,720	84,434	266,158	191,335

Avricore Health Inc.

Notes to the Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023 and 2022

(Unaudited - Expressed in Canadian Dollars)